Income Taxes - Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Currently payable
Federal	$ (0.4)	[1]	$ 17.4	[1]	$ 6.5	[1]
International	175.7	[2]	105.6	[2]	65.2	[2]
Total current taxes	175.3		123.0		71.7
Deferred
Federal	2.2	[1]	18.9	[1]	1.3	[1]
International	(0.2)	[2]	35.1	[2]	(140.2)	[2]
Total deferred taxes	2.0		54.0		(138.9)
Total provision (benefit) for income taxes	$ 177.3		$ 177.0		$ (67.2)

[1]	As a result of the Redomicile, “Federal” represents U.K. taxes for 2014 and Swiss taxes for 2013 and 2012.
[2]	As a result of the Redomicile, "International" represents non-U.K. taxes for 2014 and non-Swiss taxes for 2013 and 2012